Impairment losses/(reversal) for Passenger Vehicle segment and other provisions (Tables)	12 Months Ended
Mar. 31, 2021
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Summary of recoverable amount of cash generating unit	The fair value of the CGU is as follows:

	As at March 31,
	2021	2020
	(in millions)
Recoverable amount	146,186.0	91,203.1

Summary of approach and key assumptions used to determine cgu fvlcd

	As at March 31,
	2021	2020
Enterprise value to Sales multiple	1.27	0.75

Summary of Impairment of Jaguar Land Rover Business
The impairment loss recognised in the year ended March 31, 2020 and its subsequent reversal in the year ended March 31, 2021 was as follows:

	As at March 31,
	2021	2020
	(in millions)
Property, plant and equipment (refer note 13)	(1,881.3)	2,215.0
Right of use assets (refer note 14)	(120.5)	144.3
Other intangible assets (refer note 16)	(1,711.7)	2,095.5

Total	(3,713.5)	4,454.8

Summary of value of key assumptions used to calculate the aggregate impairment loss recognised
The change in the following assumptions used in the impairment review would, in isolation, lead to a change in FVCLD as at March 31, 2021 (although it should be noted that these sensitivities do not take account of potential mitigating actions):

	As at March 31,
	2021	2020
	(in millions)
Decrease in Enterprise value (EV) to Sales multiple by 10%	14,618.6	9,120.3